LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 17,730	$ 27,997	$ 48,469
Restructured loans - accrual status	30,240	28,876	15,928
Total impaired loans	47,970	56,873	64,397
Interest income effect
Gross amount of interest that would have been recorded under original terms	2,848	3,595	3,581
Interest included in income
Nonaccrual loans	375	475	537
Restructured loans	876	682	456
Impaired Financing Receivable, Interest Income, Accrual Method	1,251	1,157	993
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	1,597	2,438	2,588
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	1	0
Restructured loans - nonaccrual status	5,100	9,300	12,300
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,419	8,405	6,627
Total impaired loans	13,203	17,411
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	346	284	203
Lease financing
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	195	122	0
Total impaired loans	195	122
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	11	0	0
Construction real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	0	0	223
Total impaired loans	0	0
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	6,098	9,418	27,969
Total impaired loans	20,460	24,652
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	568	557	472
Residential real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,251	5,027	7,241
Total impaired loans	9,601	8,994
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	229	224	222
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	3,400	4,898	5,958
Total impaired loans	4,074	5,441
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	90	85	88
Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	367	127	451
Total impaired loans	437	253
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	$ 7	$ 7	$ 8